Accumulated Other Comprehensive (Loss) Income - Amounts Reclassified Out of AOCI into Income Statement (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold									$ 4,331,273		$ 4,609,161		$ 4,526,551
Warehousing, marketing and administrative expenses									661,386		626,117		671,972
Defined benefit plan settlement loss											12,510
Tax provision									2,029		(30,803)		(54,541)
Net (loss) income	$ (1,546)	$ (81,938)	$ 5,096	$ (188,593)	$ (2,353)	$ 36,742	$ 12,933	$ 16,530	(266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Amount Reclassified From AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss) income									3,618
Amount Reclassified From AOCI [Member] | Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of goods sold									92
Tax provision									(84)
Net (loss) income									244
Amount Reclassified From AOCI [Member] | Minimum Pension Plan Liability [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Warehousing, marketing and administrative expenses									4,536
Tax provision									(1,162)
Net (loss) income									3,374
Amount Reclassified From AOCI [Member] | Interest Rate Swap [Member] | Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense, net									$ 236

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.